Interest Expense (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Interest expense		$ 147,680	$ 137,146	[1]
Interest costs capitalised		1,567	1,708
Discontinued operations
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary sold	80.00%
Amortization of financing costs
Disclosure of detailed information about borrowings [line items]
Interest expense		9,283	5,900
Amortization of debt discounts
Disclosure of detailed information about borrowings [line items]
Interest expense		6,320	4,694
Debentures interest(4)
Disclosure of detailed information about borrowings [line items]
Interest expense		6,732	9,927
Interest on Due to Affiliate
Disclosure of detailed information about borrowings [line items]
Interest expense		17,250	5,654
Interest on lease obligation
Disclosure of detailed information about borrowings [line items]
Interest expense		968	328
Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		102,212	97,093
Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		457	518
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		4,458	13,032
Term loan | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		7,638	10,891
SFR JV-HD subscription facility | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		884	0
SFR JV-2 subscription facility | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		2,569	0
Securitization debt 2017-2 | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		13,338	13,408
SFR JV-HD warehouse credit facility | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		1,009	0
SFR JV-2 warehouse credit facility | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		2,179	0
Securitization debt 2018-1 | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		12,428	12,473
SFR JV-1 securitization debt 2019-1 | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		10,377	10,385
SFR JV-1 securitization debt 2020-1 | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		13,465	6,030
SFR JV-1 securitization debt 2021-1 | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		2,548	0
Securitization debt 2020-2 | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		8,589	1,221
SFR JV-1 subscription facility | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		1,112	3,763
SFR JV-1 warehouse credit facility | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		10,553	6,091
Warehouse credit facility | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		525	1,246
Securitization debt 2016-1 | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		13,807	16,612
Term loan 2 | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		1,191	2,796
Securitization debt 2016-1 | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		0	12,177
Mortgage | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		457	285
Vendor take-back (VTB) loan 2020 | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		0	233
Corporate credit facility | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		3,990	12,582
Corporate office mortgages | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense		$ 468	$ 450

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.